File No. 033-45961

File No. 811-06569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 149	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 149	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 23, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2. Notice for the Registrant’s fiscal year ended September 30, 2016 was filed on December 21, 2016.

EXPLANATORY NOTE

This Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, related to the Ivy Accumulative Fund, Ivy Wilshire Global Allocation Fund and Ivy Cash Management Fund (the “Funds”), which was filed with the U.S. Securities and Exchange Commission on September 1, 2017 pursuant to Rule 485(b)(1)(iii) under the 1933 Act. The initial Registration Statement for the Funds was filed with the U.S. Securities and Exchange Commission as part of Post-Effective Amendment No. 133 on April 21, 2017 pursuant to Rule 485(a) under the 1933 Act, which filing also include two additional Funds, the Ivy Bond Fund and Ivy Government Securities Fund. The effectiveness of Post-Effective Amendment No. 133 was delayed pursuant to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2017. The effectiveness of Post-Effective Amendment No. 133 was further delayed pursuant to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A filed on July 27, 2017 and Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2017. Subsequently, on September 1, 2017, the initial Registration Statement was split in two and went effective as it related to the Ivy Bond Fund and Ivy Government Securities Fund via Post-Effective Amendment No. 146, while the effectiveness of the initial Registration Statement as it related to the Funds was further delayed pursuant to Post-Effective Amendment No. 147. Accordingly, the Parts A, B and C, as filed in Post-Effective Amendment No. 133, are incorporated herein by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Overland Park, and State of Kansas, on the 29th day of September, 2017.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By: /s/ Philip J. Sanders

Philip J. Sanders, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 29th day of September, 2017.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By: /s/ Philip A. Shipp

Philip A. Shipp

Attorney-in-Fact

ATTEST:     /s/ Jennifer K. Dulski

Jennifer K. Dulski

Secretary